Segment reporting (Details 4) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosures Of Geographical Areas [Line Items]
Revenues		₨ 214,391	₨ 189,722	₨ 174,600
India [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		43,986	36,252	32,089
United States Country [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		80,564	76,702	76,028
Russia [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		20,879	15,816	16,900
Others [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues	[1]	₨ 68,962	₨ 60,952	₨ 49,583

[1]	Others include Germany, the United Kingdom, Ukraine, China, Canada and other countries across the world.